Federated Hermes Kaufmann Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—2.2%
462,276	[1]	LMI, Inc.	$ 10,262,527
376,000	[1,2]	Space Exploration Technologies Corp.	40,747,120
118,000	[1]	Spotify Technology S.A.	58,992,920
		TOTAL	110,002,567
		Consumer Discretionary—7.3%
310,700	[1]	Amazon.com, Inc.	84,379,906
150,000	[1]	DoorDash, Inc.	29,424,000
25,000		Hilton Worldwide Holdings, Inc.	8,012,250
850,000	[1]	Jersey Mike’s Subs, Inc.	19,550,000
15,000	[1]	Mercadolibre, Inc.	28,169,250
287,200		Moncler SpA	16,292,647
405,000	[1]	On Holding AG	14,677,200
42,425		Texas Roadhouse, Inc.	8,715,792
214,500		TJX Cos., Inc.	33,749,430
838,700	[1]	Viking Holdings Ltd.	87,518,345
115,600		Wingstop, Inc.	14,969,044
77,200		Yum! Brands, Inc.	11,833,216
		TOTAL	357,291,080
		Consumer Staples—3.0%
39,000		Casey’s General Stores, Inc.	33,969,000
48,250		Costco Wholesale Corp.	45,928,692
350,000		Philip Morris International, Inc.	66,787,000
		TOTAL	146,684,692
		Energy—0.7%
127,200		Targa Resources, Inc.	34,391,064
		Financials—4.1%
100,000		Apollo Global Management, Inc.	12,559,000
50,000		BlackRock, Inc.	54,519,500
1,000,000	[1]	Chime Financial, Inc.	22,990,000
300,000	[1]	Figure Technology Solutions, Inc.	7,473,000
70,000		JPMorgan Chase & Co.	24,625,300
40,000		MSCI, Inc., Class A	22,889,600
100,000		S&P Global, Inc.	41,193,000
500,000	[1]	Toast, Inc.	16,135,000
		TOTAL	202,384,400
		Health Care—23.2%
981,184	[1,2]	AgomAb Therapeutics NV, ADR	12,627,838
2,000,000	[1,3]	Albireo Pharma CVR, Rights	0
1,962,580	[1,2]	Arcturus Therapeutics Holdings, Inc.	11,304,461
173,045	[1]	Argenx SE	148,293,246
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	3,014,006
4,367,290	[1,2]	aTyr Pharma, Inc.	2,121,193
538,917	[1]	Celldex Therapeutics, Inc.	20,511,181
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751
316,500	[1]	Cytokinetics, Inc.	24,411,645
555,500	[1]	Erasca, Inc.	10,082,325
2,771,487	[1]	EyePoint, Inc.	33,950,716
1,251,500	[1]	Forte Biosciences, Inc.	95,864,900
520,700	[1]	Genmab A/S, ADR	15,032,609

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
880,000	[1]	Guardant Health, Inc.	$ 142,551,200
878,705	[1]	IDEAYA Biosciences, Inc.	31,194,027
34,100	[1]	Intuitive Surgical, Inc.	12,048,553
455,212	[1]	Kymera Therapeutics, Inc.	47,068,921
1	[1,3,4]	Latin Healthcare Fund LP	212,925
284,550	[1]	Medline, Inc.	11,177,124
2,704,508	[1]	Minerva Neurosciences, Inc.	10,763,942
335,000	[1]	Natera, Inc.	89,699,600
16,264,400	[1,3]	Novartis AG, Rights	18,866,704
276,556	[1]	Palvella Therapeutics, Inc.	38,452,346
151,500	[1,2]	Parabilis Medicines, Inc.	5,147,970
55,000	[1]	Revolution Medicines, Inc.	10,314,150
7,484,000	[1]	Rezolute, Inc.	35,324,480
1,026,365	[1]	Rhythm Pharmaceuticals, Inc.	101,866,726
405,900	[1]	Scholar Rock Holding Corp.	19,197,041
959,018	[1,3]	Soteira, Inc.	0
62,000		Stryker Corp.	20,193,400
872,500	[1]	Tango Therapeutics, Inc.	23,714,550
63,045		UCB S.A.	16,233,878
298,800	[1]	Vaxcyte, Inc.	16,159,104
117,500	[1]	Veeva Systems, Inc.	23,944,150
522,500	[1]	Xenon Pharmaceuticals, Inc.	32,745,075
1,822,567	[1,2]	Zenas Biopharma, Inc.	57,301,506
		TOTAL	1,142,413,243
		Industrials—26.7%
131,300		Applied Industrial Technologies, Inc.	45,326,073
235,300	[1]	Arxis, Inc.	12,776,790
66,300	[1]	ATI, Inc.	12,427,272
70,000	[1]	Axon Enterprise, Inc.	36,943,200
81,000		Comfort Systems USA, Inc.	140,104,890
1,117,500	[1,2]	EquipmentShare.com, Inc.	20,953,125
381,500		GE Aerospace	137,366,705
137,100		GE Vernova, Inc.	135,768,759
186,800		HEICO Corp.	66,568,048
140,500		Howmet Aerospace, Inc.	39,657,530
917,500	[1]	Innio Holding GmbH	22,405,350
924,500	[1]	Loar Holdings, Inc.	63,282,025
18,800		Parker-Hannifin Corp.	18,358,764
360,800		Quanta Services, Inc.	240,783,488
1,838,500	[1]	QXO, Inc.	24,452,050
38,500	[1]	RBC Bearings, Inc.	21,225,435
133,500		Trane Technologies PLC	60,735,825
500,000	[1]	Uber Technologies, Inc.	35,180,000
474,790		UL Solutions, Inc.	43,509,756
127,200		Vertiv Holdings Co.	30,727,704
305,900		Westinghouse Air Brake Technologies Corp.	88,974,074
96,000	[1]	XPO, Inc.	19,293,120
		TOTAL	1,316,819,983
		Information Technology—24.4%
162,100	[1]	Advanced Micro Devices, Inc.	77,183,915
131,678		Advantest Corp.	26,045,518
135,000	[1]	Astera Labs, Inc.	42,016,050
34,000		BE Semiconductor Industries N.V.	7,891,350
50,000	[1]	Celestica, Inc.	16,572,000

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
25,000	[1]	CloudFlare, Inc.	$ 6,974,500
400,000	[1]	Crowdstrike Holdings, Inc.	76,344,000
313,600	[1]	Datadog, Inc.	84,035,392
100,000	[1]	Digitalocean Holdings, Inc.	11,750,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
70,200	[1]	Fabrinet	30,565,782
657,500	[1]	JFrog Ltd.	52,461,925
411,000		KLA Corp.	75,139,020
32,640	[1]	Lumentum Holdings, Inc.	23,303,002
111,830		Micron Technology, Inc.	92,039,445
77,300	[1]	MongoDB, Inc.	26,087,204
4,800		Monolithic Power Systems, Inc.	6,844,944
75,000		Motorola Solutions, Inc.	32,681,250
274,600		NVIDIA Corp.	55,125,950
300,000	[1]	Q2 Holdings, Inc.	18,261,000
199,364	[1]	Quantinuum, Inc.	10,249,303
571,320	[1]	Rubrik, Inc.	41,340,715
120,000		Samsung Electronics Co. Ltd.	21,611,713
12,000	[1]	Sandisk Corp.	14,577,960
41,030		Seagate Technology Holdings PLC	35,127,014
3,751	[1,3,4]	Sensable Technologies, Inc.	0
495,600	[1]	ServiceNow, Inc.	55,125,588
473,700	[1]	Shopify, Inc.	55,493,955
310,000	[1]	Snowflake, Inc.	90,916,800
223,000		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90,147,750
78,800	[1]	Tyler Technologies, Inc.	24,396,480
		TOTAL	1,200,309,525
		Materials—2.0%
300,000	[2]	Agnico Eagle Mines Ltd.	43,581,000
80,600		Martin Marietta Materials	42,326,284
42,800		Sherwin-Williams Co.	14,588,380
		TOTAL	100,495,664
		Real Estate—2.1%
100,000	[1]	CBRE Group, Inc.	14,681,000
900,000	[1]	CoStar Group, Inc.	25,884,000
300,000		Gaming and Leisure Properties, Inc.	13,437,000
200,000		Ryman Hospitality Properties, Inc.	26,730,000
900,000		VICI Properties, Inc.	23,715,000
		TOTAL	104,447,000
		Utilities—1.9%
200,000		American Electric Power Co., Inc.	25,570,000
200,000		Duke Energy Corp.	25,086,000
475,000		NextEra Energy, Inc.	41,287,000
		TOTAL	91,943,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,487,357,098)	4,807,182,218
		PREFERRED STOCKS—0.5%
		Health Care—0.3%
2,118,042	[3,4]	CeQur S.A.	10,705,333
164,133	[3,4]	Sail Biomedicines, Inc.	6,023,681
		TOTAL	16,729,014
		Industrials—0.2%
1,212	[3]	QXO, Inc.	7,845,419

Shares			Value
		PREFERRED STOCKS—continued
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	$ 0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $33,059,309)	24,574,433
		WARRANTS—0.7%
		Health Care—0.7%
5,082	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	5,877,737
2,541	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	3,791,011
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	728,340
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	430,377
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	268,096
2,154,000	[1]	Rezolute, Inc., Warrants 4/30/2099	10,166,880
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	4,767,200
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	7,978,221
213,250	[1]	Scynexis, Inc., Warrants 1/1/2099	1,032,130
20,907	[1]	Scynexis, Inc., Warrants 4/26/2029	14,305
		TOTAL WARRANTS (IDENTIFIED COST $30,316,386)	35,054,297
		INVESTMENT COMPANY—2.1%
102,521,758		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[5] (IDENTIFIED COST $102,521,758)	102,521,758
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $2,653,254,551)	4,969,332,706
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(46,224,855)
		NET ASSETS—100%	$4,923,107,851
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income*
Health Care:
Arcturus Therapeutics Holdings, Inc.	$24,285,724	$—	$(3,249,551)	$12,659,005	$(22,390,717)	$11,304,461	1,962,580	$—
aTyr Pharma, Inc.	$4,836,610	$—	$(558,393)	$24,430	$(2,181,454)	$2,121,193	4,367,290	$—
EyePoint, Inc.	$36,278,765	$—	$—	$(2,328,049)	$—	$33,950,716	2,771,487	$—
Forte Biosciences, Inc.	$13,469,246	$5,532,462	$—	$76,863,192	$—	$95,864,900	1,251,500	$—
Minerva Neurosciences, Inc.	$10,616,926	$—	$(2,637,747)	$20,206,986	$(17,422,223)	$10,763,942	2,704,508	$—
Minerva Neurosciences, Inc., Tranche A War- rants 12/31/2099	$4,995,127	$—	$—	$882,611	$—	$5,877,737	5,082	$—
Minerva Neurosciences, Inc., Tranche B War- rants 12/31/2099	$2,999,024	$—	$—	$791,987	$—	$3,791,011	2,541	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$768,600	$—	$—	$(40,260)	$—	$728,340	183,000	$—
Rezolute, Inc.	$55,724,280	$3,756,095	$—	$(24,155,895)	$—	$35,324,480	7,484,000	$—
Rezolute, Inc., Warrants 10/8/2027	$423,183	$—	$—	$7,194	$—	$430,377	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$529,376	$—	$—	$(261,280)	$—	$268,096	56,800	$—
Rezolute, Inc., Warrants 4/30/2099	$20,075,280	$—	$—	$(9,908,400)	$—	$10,166,880	2,154,000	$—
Rezolute, Inc., Warrants 6/24/2099	$9,413,200	$—	$—	$(4,646,000)	$—	$4,767,200	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$15,753,605	$—	$—	$(7,775,384)	$—	$7,978,221	1,690,301	$—
Scynexis, Inc., Warrants 1/1/2099 **	$1,125,960	$—	$—	$(93,830)	$—	$1,032,130	213,250	$—
Scynexis, Inc., Warrants 4/26/2029 **	$23,917	$—	$—	$(9,612)	$—	$14,305	20,907	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Affiliated Issuers no longer in the port- folio at period end	$47,549	$—	$(41,132)	$168,583	$(175,000)	$—	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$201,366,372	$9,288,557	$(6,486,823)	$62,385,278	$(42,169,394)	$224,383,989	27,037,234	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$142,266,917
Purchases at Cost	$1,700,843,277
Proceeds from Sales	$(1,740,588,436)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$102,521,758
Shares Held as of 7/31/2026	102,521,758
Dividend Income	$3,716,554

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$99,330,833	$102,489,956

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2026, these restricted securities amounted to $26,610,687, which represented 0.5% of net assets.

Additional information on restricted securities held at July 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,343,051	$10,705,333
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
Latin Healthcare Fund LP	11/28/2000	$0	$212,925
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$5,877,737
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$3,791,011
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$6,023,681
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of July 31, 2026, investments valued at $57,358,567 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■ Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
■ Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
■ Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■ Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,126,687,751	$—	$20,101,380	$4,146,789,131
International	421,010,729	236,368,352	3,014,006	660,393,087
Preferred Stocks
Domestic	—	—	13,869,100	13,869,100
International	—	—	10,705,333	10,705,333
Debt Securities:
Warrants	23,908,737	1,476,812	9,668,748	35,054,297
Investment Company	102,521,758	—	—	102,521,758
TOTAL SECURITIES	$4,674,128,975	$237,845,164	$57,358,567	$4,969,332,706

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Investments in Securities
Balance as of 10/31/2025	$58,416,107
Change in unrealized appreciation/depreciation	(8,096,073)
Purchases	12,120,533
(Sales)	(5,082,000)
Balance as of 7/31/2026	$57,358,567
Total change in unrealized appreciation/depreciation attributable to investments still held at 7/31/2026	$(8,096,073)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right